Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Material income and expense [abstract]
Property damages and natural disasters	$ 11	$ 55	$ 56
Impairment losses of goodwill	1,020
Impairment losses of other intangible assets	194		9
Impairment losses of fixed assets	$ 306	$ 64	23
Losses in the valuation of assets held for sale			$ 22